CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Expenses
General and administrative	$ 3,250,030	$ 3,071,889	$ 7,479,525	$ 7,659,424
External research and development fees	744,802	32,985	1,803,048	3,889,139
Share-based payments	65,424	126,163	234,691	3,736,091
Depreciation and amortization	120,814	146,810	377,768	2,384,099
Impairment loss	0	0	0	4,319,619
Total operating expenses	4,181,070	3,311,877	9,895,032	21,988,372
Loss from operations	(4,181,070)	(3,311,877)	(9,895,032)	(21,988,372)
Interest income	(163,868)	(174,068)	(440,816)	(632,572)
Finance expense (income), net	(10,371)	380	(31,142)	(287)
(Gain) loss on settlement of debt	(12,320)	0	5,156	0
Gain on measurement of financial liability	0	(2,012,093)	0	(4,939,015)
(Gain) loss on change in fair value of derivative liability	74	8,032	(31,263)	(113,211)
(Gain) loss on changes in fair value of investments	0	2,168	0	(275,161)
Net loss from operations	(4,015,327)	(1,131,200)	(9,459,251)	(16,579,022)
Other comprehensive loss
Exchange gain on translation of foreign operations	749,564	267,348	415,720	49,859
Comprehensive loss	(3,265,763)	(863,852)	(9,043,531)	(16,529,163)
Net loss attributable to:
Equity owners of the Company	(3,827,170)	(1,059,838)	(8,842,461)	(16,507,660)
Non-controlling interests	(188,157)	(71,362)	(616,790)	(71,362)
Net loss attributable	$ (4,015,327)	$ (1,131,200)	$ (9,459,251)	$ (16,579,022)
Net loss per share
Basic and diluted	$ (4.37)	$ (1.88)	$ (11.06)	$ (27.17)
Weighted average number of shares outstanding - basic and diluted	917,848	602,962	855,294	610,195